COMMITMENTS AND CONTINGENCIES (Details - Schedule of Future Minimum Lease Payments) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Nov. 24, 2021
Commitments and Contingencies Disclosure [Abstract]
2023	$ 380,829
2024	779,087	$ 696,869
2025	798,556	779,087
2026	818,518	798,556
2027	838,984	818,518
2027		838,984
Thereafter	4,043,427	4,043,427
Total undiscounted future minimum lease payments	7,659,401	7,975,441
Less: Impact of discounting	(2,500,148)	(2,735,629)
Total present value of operating lease obligations	5,159,253	5,239,812	$ 4,980,104
Current portion	(769,563)	(696,869)
Operating lease obligations, less current portion	$ 4,389,690	$ 4,542,943